Income (Loss) Per Share - Computation of Basic and Diluted Earnings Per Share for Noble-UK (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended									8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic
Net income (loss)	$ 250,228	$ (23,665)		$ (50,868)							$ (21,454)	$ (1,155,739)	$ (3,978,459)	$ (700,590)	$ (885,050)
Net loss from continuing operations	250,228	(23,665)	$ (2,822,720)	(50,868)	$ (42,194)	$ (1,062,677)	$ (32,870)	$ (444,871)	$ (151,960)	$ (67,068)	(21,454)	(1,155,739)	(3,978,459)	(696,769)	(885,050)
Net loss from discontinued operations, net of tax	0	0		0							0	0	0	(3,821)	0
Net loss attributable to Noble Corporation	250,228	(23,665)		(50,868)							(21,454)	(1,155,739)	(3,978,459)	(700,590)	(885,050)
Diluted
Net income (loss)	250,228	(23,665)		(50,868)							(21,454)	(1,155,739)	(3,978,459)	(700,590)	(885,050)
Net loss from continuing operations	250,228	(23,665)	$ (2,822,720)	(50,868)	$ (42,194)	$ (1,062,677)	$ (32,870)	$ (444,871)	$ (151,960)	$ (67,068)	(21,454)	(1,155,739)	(3,978,459)	(696,769)	(885,050)
Net loss from discontinued operations, net of tax	0	0		0							0	0	0	(3,821)	0
Net loss attributable to Noble Corporation	$ 250,228	$ (23,665)		$ (50,868)							$ (21,454)	$ (1,155,739)	$ (3,978,459)	$ (700,590)	$ (885,050)
Denominator:
Weighted average shares outstanding - basic (in shares)	251,115	66,623		251,058							61,847	250,696	250,792	248,949	246,614
Dilutive effect of share-based awards (in shares)	5,456	0		0							0	0
Weighted average shares outstanding - diluted (in shares)	256,571	66,623		251,058							61,847	250,696	250,792	248,949	246,614
Basic:
Net income (loss) (in usd per share)	$ 1.00	$ (0.36)		$ (0.20)							$ (0.35)	$ (4.61)	$ (15.86)	$ (2.81)	$ (3.59)
Loss from continuing operations (usd per share)			$ (11.24)	(0.20)	$ (0.17)	$ (4.25)	$ (0.13)	$ (1.79)	$ (0.61)	$ (0.27)			(15.86)	(2.79)	(3.59)
Loss from discontinued operations (usd per share)							0	0	0	(0.02)			0	(0.02)	0
Net loss attributable to Noble Corporation	1.00	(0.36)		(0.20)							(0.35)	(4.61)	(15.86)	(2.81)	(3.59)
Diluted:
Net income (loss) (in usd per share)	0.98	(0.36)		(0.20)							(0.35)	(4.61)	(15.86)	(2.81)	(3.59)
Loss from continuing operations (usd per share)			$ (11.24)	(0.20)	$ (0.17)	$ (4.25)	(0.13)	(1.79)	(0.61)	(0.27)			(15.86)	(2.79)	(3.59)
Loss from discontinued operations (usd per share)							$ 0	$ 0	$ 0	$ (0.02)			0	(0.02)	0
Net loss attributable to Noble Corporation	$ 0.98	$ (0.36)		$ (0.20)							$ (0.35)	$ (4.61)	(15.86)	(2.81)	(3.59)
Dividends per share													$ 0	$ 0	$ 0